Intangible Assets, Net	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, net

Note 8 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated Useful Life (years)	March 31, 2024			September 30, 2023
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,289	$(2,644)	$4,645	$7,289	$(2,238)	$5,051
Customer relationships	10 – 15	6,400	(195)	6,205	300	(64)	236
Trade names	2	100	(14)	86	—	—	—
Backlog	1	300	(85)	215	—	—	—
		$14,089	$(2,938)	$11,151	$7,589	$(2,302)	$5,287

The Company recorded amortization expense related to intangible assets of $399 and $210 during the three months ended March 31, 2024 and 2023, respectively, and $636 and $421 during the six months ended March 31, 2024 and 2023, respectively. The weighted-average remaining lives of intangible assets as of March 31, 2024 were developed technology 5.9 years; customer relationships 14.5 years; trade names 1.7 years; and backlog nine months.

Estimated future amortization expense for intangible assets by fiscal year as of March 31, 2024 is as follows:

Years ending September 30,
2024 (remaining six months)	$799
2025	1,361
2026	1,258
2027	1,247
2028	1,213
Thereafter	5,273
Total	$11,151